PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total	$ 11,987,671		$ 11,735,638
Less: Accumulated depreciation	(5,282,489)		(4,594,574)
Property and equipment, net	6,705,182		7,141,064
Depreciation expense	593,404	$ 588,562
Impairment loss	0	$ 0
Leasehold improvement
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total	4,436,657		4,327,441
Machinery
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total	6,727,480		6,600,001
Furniture, fixtures and equipment
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total	443,309		435,052
Motor vehicles
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total	41,965		41,184
Medical equipment
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total	$ 338,260		$ 331,960